Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Narrative - Max Aggregate Offering Price	$ 10,000,000
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true